FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Summary Of Activity For Non U.S. Plan Assets Classified In Level 3

	Balance at January 1, 2012	Net Realized/ Unrealized Gains (Loss)	Purchases, and Settlements, Net	Sales, Net	Transfers Into/(Out) of Level 3	Foreign Currency Exchange Rate Movements	Balance at December 31, 2012
	(Millions of Dollars)
Assets
Insurance contracts	$35	$1	$7	$(2)	$—	$1	$42

	Balance at January 1, 2011	Net Realized/ Unrealized Gains (Loss)	Purchases, and Settlements, Net	Sales, Net	Transfers Into/(Out) of Level 3	Foreign Currency Exchange Rate Movements	Balance at December 31, 2011
	(Millions of Dollars)
Assets
Insurance contracts	$33	$2	$4	$(3)	$—	$(1)	$35

Assets And Liabilities Remeasured And Disclosed At Fair Value On Recurring Basis

	Asset (Liability)	Level 2	Valuation Technique
	(Millions of Dollars)
December 31, 2012:
Interest rate swap contracts	$(10)	$(10)	C
Commodity contracts	1	1	C
Foreign currency contracts	(10)	(10)	C

December 31, 2011:
Interest rate swap contracts	$(44)	$(44)	C
Commodity contracts	(16)	(16)	C
Foreign currency contracts	3	3	C

Defined Benefit Plan Assets Measured At Fair Value On Recurring Basis

	Total	Level 1	Level 2	Level 3	Valuation Technique
		(Millions of Dollars)
U.S. Plans:
Cash	$34	$34	$—	$—	A
Investments with registered investment companies:
Equity securities	257	257	—	—	A
Fixed income securities	143	143	—	—	A
Real estate and other	4	4	—	—	A
Equity securities	217	217	—	—	A
Fixed income collective trust	45	—	45	—	B
Debt securities:
Corporate and other	37	—	37	—	B
Government	27	—	27	—	A
Hedge funds	14	—	—	14	A, C

	$778	$655	$109	$14

Non-U.S. Plans:
Insurance contracts	$42	$—	$—	$42	B
Investments with registered investment companies:
Fixed income securities	10	10	—	—	A
Equity securities	1	1	—	—	A
Corporate bonds	2	—	2	—	B

	$55	$11	$2	$42

	Total	Level 1	Level 2	Level 3	Valuation Technique
	(Millions of Dollars)
U.S. Plans:
Amounts due from broker	$669	$669	$—	$—	A
Investments with registered investment companies:
Equity securities	1	1	—	—	A

	$670	$670	$—	$—

Non-U.S. Plans:
Insurance contracts	$35	$—	$—	$35	B
Cash	1	1	—	—	A
Investments with registered investment companies:
Fixed income securities	9	9	—	—	A
Equity securities	1	1	—	—	A
Corporate bonds	2	—	2	—	B

	$48	$11	$2	$35

Summary Of Activity For U.S. Plan Assets Classified In Level 3

	Balance at January 1, 2012	Net Realized/ Unrealized Gains (Loss)	Purchases, and Settlements, Net	Sales, Net	Transfers Into/(Out) of Level 3	Foreign Currency Exchange Rate Movements	Balance at December 31, 2012
	(Millions of Dollars)
Assets
Hedge funds and other	$—	$2	$12	$—	$—	$—	$14

Fair Value Of Assets And Liabilities Measured On Nonrecurring Basis

	Asset			Valuation
	(Liability)	Level 3	(Loss)	Technique
	(Millions of Dollars)
December 31, 2012:
Trademarks and brand names	$231	$231	$(46)	C
Goodwill	—	—	(95)	C
Property, plant and equipment	100	100	(50)	C
Investments in non-consolidated affiliates	—	—	(2)	C
Asset retirement obligation	(8)	(8)	—	C
December 31, 2011:
Trademarks and brand names	$277	$277	$(37)	C
Goodwill	206	206	(260)	C
Property, plant and equipment	8	8	(11)	C
Asset retirement obligation	(4)	(4)	—	C